THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL
                    TREATMENT EXPIRED ON NOVEMBER 14, 2009.


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: March 31, 2009
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                          [X] adds new holding entries


Institutional Investment Manager Filing this Report:

Name:             Stark Offshore Management LLC
Address:          3600 South Lake Drive
                  St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

 /s/ Daniel J. McNally         St. Francis, Wisconsin          November 20, 2009
       (Signature)                 (City, State)                     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:   None

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $ 13,705 (thousands)

List of Other Included Managers:            None

                                                      FORM 13F INFORMATION TABLE


Column 1            Column 2   Column 3    Column 4   Column 5                Column 6      Column 7    Column 8
                    Title of   CUSIP       Value      Shrs or    SH/   Put/   Investment    Other       Voting Authority
                    Class                  (X$1000)   Prn Amt    PRN   Call   Discretion    Managers    Sole     Shared   None

Sun Microsystems    Common     866810203   5,097      696,275    SH           Sole                      696,275
Wyeth               Common     983024100   8,608      200,000    SH           Sole                      200,000
